Institutional | Vanguard Total Bond Market Index Fund
Vanguard Total Bond Market Index Fund
Investment Objective
The Fund seeks to track the performance of a broad, market-weighted bond index.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Institutional - Vanguard Total Bond Market Index Fund	Institutional Shares	Institutional Plus Shares
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional - Vanguard Total Bond Market Index Fund	Institutional Shares	Institutional Plus Shares
Management Fees	0.04%	0.03%
12b-1 Distribution Fee	none	none
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.05%	0.04%

Examples
The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. These examples assume that the Shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional - Vanguard Total Bond Market Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	5	16	28	64
Institutional Plus Shares	4	13	23	51

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Aggregate Float Adjusted Index. This Index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year.

The Fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years and, as of December 31, 2015, was 8.0 years.
Principal Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk is generally high for short-term bond funds and moderate for intermediate-term bond funds, so investors should expect the Fund’s monthly income to fluctuate accordingly.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such redemptions and subsequent reinvestments would also increase the Fund’s portfolio turnover rate. Call risk should be moderate for the Fund because it invests only a portion of its assets in callable bonds.

• Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such prepayments and subsequent reinvestments would also increase the Fund’s portfolio turnover rate. Prepayment risk is moderate for the Fund.

• Extension risk, which is the chance that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall. For funds that invest in mortgage-backed securities, extension risk is the chance that during periods of rising interest rates, homeowners will prepay their mortgages at slower rates. Extension risk is generally moderate for intermediate-term bond funds.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund‘s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The one-year return shown in the table for the Institutional Plus Shares reflects the Institutional Plus Shares’ historical return. The rest of the returns in the table for the Institutional Plus Shares are a blend of the performance of the Fund’s Institutional Shares prior to the inception date of the Institutional Plus Shares—February 5, 2010—and performance of the Institutional Plus Shares thereafter. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Total Bond Market Index Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.41% (quarter ended December 31, 2008), and the lowest return for a quarter was –2.42% (quarter ended June 30, 2013).
Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Total Returns - Institutional - Vanguard Total Bond Market Index Fund		1 Year	5 Years	10 Years
Institutional Shares		0.41%	3.15%	4.50%
Institutional Shares | Return After Taxes on Distributions		(0.68%)	1.97%	3.06%
Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares		0.25%	1.96%	2.95%
Institutional Plus Shares		0.42%	3.17%	4.51%
Barclays U.S. Aggregate Float Adjusted Index	[1]	0.44%	3.25%
Spliced Barclays U.S. Aggregate Float Adjusted Index	[1]	0.44%	3.25%	4.52%
Barclays U.S. Aggregate Bond Index	[1]	0.55%	3.25%	4.51%
[1]	Comparative Indexes (reflect no deduction for fees, expenses, or taxes)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Institutional Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.